Debt (Details) - Schedule of Total Maturity - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Total Maturity Abstract
2025		$ 5,049,483
2026
2027
2028
2029
Thereafter
Total	$ 3,663,830	$ 5,049,483	$ 1,415,861